Investments (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 £ / shares shares	Dec. 31, 2023 £ / shares	Sep. 09, 2021 USD ($)	Mar. 20, 2021 USD ($) $ / shares shares
Investments [Line Items]
Initial capitalization investment		$ 90			$ 250
Ordinary shares (in Shares) | shares		47,635,875	47,635,875
Price per share (in Dollars per share) | £ / shares			£ 0.001	£ 0.001
Purchase warrant		$ 300
Percentage of issued and outstanding		33.00%
Investment loss	$ 651	$ 591
Foreign currency translation	62	38
Investment in Associate [Member]
Investments [Line Items]
Initial capitalization investment		32
Foreign currency translation	$ 1,186	$ 597
United Kingdom [Member]
Investments [Line Items]
Initial capitalization investment						$ 150
Foreign Countries [Member]
Investments [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 1.57
Share Purchase Agreement [Member]
Investments [Line Items]
Ordinary shares (in Shares) | shares						95,411
INX Holds Investments [Member]
Investments [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.01